Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Trade payables and accrued liabilities [Abstract]
Trade payables and accrued liabilities
	For the Years Ended December 31,
in CHF thousands	2017	2016
Trade payables and other payables	1,092	4,035
Accrued research and development costs	5,430	3,265
Accrued payroll expenses	2,420	1,419
Other accrued expenses	457	682
Deferred income	355	521
Total	9,754	9,922